SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EHS PORTFOLIO
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 72.2%
	ALTERNATIVE FUND - 1.3%
281	AlphaClone Alternative Alpha ETF	$18,588

	COMMODITY FUNDS - 0.3%
63	Invesco DB Agriculture Fund	929
17	SPDR Gold Shares *	3,142
		4,071
	EQUITY FUNDS - 68.6%
75	AdvisorShares Dorsey Wright ADR ETF	4,250
164	AdvisorShares STAR Global Buy-Write ETF	5,737
52	Alerian MLP ETF	1,201
153	Columbia India Consumer ETF	6,382
97	Consumer Discretionary Select Sector SPDR Fund	14,559
44	Energy Select Sector SPDR Fund	1,569
12	First Trust Dow Jones Internet Index Fund *	2,381
1,362	First Trust Financial AlphaDEX Fund	36,229
238	Global X MSCI China Consumer Discretionary ETF	6,409
183	Global X MSCI Greece ETF	3,777
161	Global X MSCI Nigeria ETF	1,455
56	Invesco DWA Consumer Cyclicals Momentum ETF	3,595
63	Invesco DWA Healthcare Momentum ETF *	8,224
735	Invesco S&P 500 Equal Weight ETF	81,879
55	Invesco S&P 500 Pure Value ETF	2,820
696	Invesco S&P SmallCap Energy ETF	2,450
34	Invesco S&P SmallCap Health Care ETF *	4,508
68	Invesco S&P SmallCap Information Technology ETF	6,161
11	Invesco Water Resources ETF	435
279	iShares China Large-Cap ETF	12,265
21	iShares Edge MSCI Europe Momentum Factor UCITS ETF *	190
85	iShares Expanded Tech-Software Sector ETF	27,546
3	iShares Global Timber & Forestry ETF	198
146	iShares Latin America 40 ETF	3,224
876	iShares Micro-Cap ETF	82,204
212	iShares MSCI Brazil ETF	6,322
234	iShares MSCI China Small-Cap ETF	10,567
516	iShares MSCI EAFE ETF	33,530
416	iShares MSCI Frontier 100 ETF	10,625
11	iShares MSCI Germany Small-Cap ETF	701
662	iShares MSCI India Small-Cap ETF	22,872
179	iShares MSCI Indonesia ETF	3,510
21	iShares MSCI International Momentum Factor ETF	715
213	iShares MSCI Ireland ETF	9,042
293	iShares MSCI Japan ETF	17,000
34	iShares MSCI Japan Small-Cap ETF	2,368
5	iShares MSCI Philippines ETF	133
11	iShares MSCI South Africa ETF	409
27	iShares MSCI South Korea ETF	1,703
52	iShares MSCI Taiwan ETF	2,285
61	iShares MSCI Thailand ETF	4,164
165	iShares MSCI UAE ETF	1,774
20	iShares MSCI United Kingdom ETF	533
97	iShares MSCI United Kingdom Small-Cap ETF	3,436
167	iShares Nasdaq Biotechnology ETF	22,645
194	iShares Russell 1000 ETF	37,859
280	iShares Russell 1000 Growth ETF	63,818
41	iShares Russell 1000 Value ETF	4,998
46	iShares Russell 2000 ETF	7,150
213	iShares Russell 2000 Growth ETF	48,249
63	iShares Russell 2000 Value ETF	6,605
484	iShares Russell Mid-Cap Growth ETF	84,971
87	iShares Russell Mid-Cap Value ETF	7,237

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 72.2% (Continued)
	EQUITY FUNDS - 68.6% (Continued)
46	iShares S&P/TSX SmallCap Index ETF	$509
12	iShares STOXX Europe 600 Utilities UCITS ETF DE *	505
3	iShares U.S. Consumer Services ETF	764
2	iShares U.S. Financial Services ETF	257
72	iShares U.S. Healthcare Providers ETF	14,841
41	iShares US Pharmaceuticals ETF	6,871
130	KraneShares CSI China Internet ETF	9,143
32	Materials Select Sector SPDR Fund	2,016
9	SPDR EURO STOXX 50 ETF	343
267	SPDR S&P Emerging Asia Pacific ETF	29,944
6	SPDR S&P Oil & Gas Exploration & Production ETF	309
42	SPDR S&P Retail ETF	2,175
345	VanEck Vectors Africa Index ETF	6,112
475	VanEck Vectors Brazil Small-Cap ETF	8,393
377	VanEck Vectors ChinaAMC SME-Ch	15,838
51	VanEck Vectors Egypt Index ETF	1,318
45	VanEck Vectors Israel ETF	1,689
50	VanEck Vectors Low Carbon Energy ETF *	5,470
1	VanEck Vectors Rare Earth/Strategic Metals ETF	41
190	VanEck Vectors Russia ETF	4,309
175	VanEck Vectors Russia Small-Cap ETF	5,874
46	VanEck Vectors Semiconductor ETF	8,067
2	VanEck Vectors Unconventional Oil & Gas ETF	133
496	VanEck Vectors Vietnam ETF	7,291
55	Vanguard FTSE Canadian High Dividend Yield Index ETF	1,292
633	Vanguard FTSE Emerging Markets ETF	27,972
555	Vanguard Total World Stock ETF	46,337
49	WisdomTree Emerging Markets SmallCap Dividend Fund	2,077
13	WisdomTree Europe SmallCap Dividend Fund	719
209	Xtrackers Harvest CSI 300 China A-Shares ETF	7,386
86	Xtrackers Harvest CSI 500 China A-Shares ETF	3,048
11	Xtrackers MSCI All China Equity ETF	458
		956,370
	FIXED INCOME FUNDS - 1.9%
51	Invesco Financial Preferred ETF	962
359	SPDR Bloomberg Barclays Convertible Securities ETF	25,424
		26,386
	SPECIALTY FUND - 0.1%
24	ProShares Short VIX Short-Term Futures ETF *	833

	TOTAL EXCHANGE TRADED FUNDS (Cost - $969,649)	1,006,248

	OPEN ENDED FUNDS - 24.4%
	FIXED INCOME FUNDS - 24.4%
2,323	American Beacon Sound Point Floating Rate Income - Class Y	20,490
29,318	James Alpha Structured Credit Value Portfolio - Class S ^	320,153
	TOTAL OPEN ENDED FUNDS (Cost - $329,034)	340,643

	SHORT TERM INVESTMENT - 3.9%
	MONEY MARKET FUND - 3.9%
53,808	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.06% ^^ (Cost - $53,808)	53,808

	TOTAL INVESTMENTS - 100.5% (Cost - $1,352,491)	$1,400,699

	LIABILITIES LESS OTHER ASSETS - (0.5)%	(6,207)

	NET ASSETS - 100.0%	$1,394,492

ETF - Exchange Traded Fund

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2020.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
August 31, 2020

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Euro	9/24/2020	BNY	820	$981	$2
Japanese Yen	9/24/2020	BNY	395,495	3,731	(22)
Mexican Peso	9/24/2020	BNY	31,377	1,430	15
				$6,142	$(5)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Sell:
Australian Dollar	9/24/2020	BNY	(4,184)	$(3,095)	$(66)
British Pound	9/24/2020	BNY	(4,391)	(5,880)	(61)
Canadian Dollar	9/24/2020	BNY	(1,441)	(1,106)	(13)
				$(10,081)	$(140)

Total Unrealized Depreciation On Forward Currency Contracts					$(145)

*	BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 46.1%
	ALTERNATIVE FUNDS - 10.6%
652	AlphaClone Alternative Alpha ETF	$43,130
16,913	IQ Merger Arbitrage ETF *	546,628
		589,758
	COMMODITY FUND - 0.1%
185	iShares Commodities Select Strategy ETF	4,782

	EQUITY FUNDS - 15.3%
153	Alerian Energy Infrastructure ETF	2,137
77	Consumer Discretionary Select Sector SPDR Fund	11,557
2,998	First Trust Financial AlphaDEX Fund	79,747
249	Global X MSCI China Consumer Discretionary ETF	6,706
2,124	Global X Uranium ETF	26,550
2,942	Invesco DWA Energy Momentum ETF	44,976
147	Invesco KBW Property & Casualty ETF	8,820
6	IQ US Real Estate Small Cap ETF	111
89	iShares China Large-Cap ETF	3,912
5,902	iShares Edge MSCI Europe Momentum Factor UCITS ETF *	53,327
181	iShares Latin America 40 ETF	3,996
348	iShares Micro-Cap ETF	32,656
423	iShares MSCI Brazil ETF	12,614
1,930	iShares MSCI Canada ETF	55,410
342	iShares MSCI China Small-Cap ETF	15,445
93	iShares MSCI Emerging Markets ETF	4,142
629	iShares MSCI United Kingdom ETF	16,757
1,934	iShares MSCI United Kingdom Small-Cap ETF	68,502
91	iShares Russell 2000 Value ETF	9,541
184	iShares Russell Mid-Cap Value ETF	15,305
562	iShares STOXX Europe 600 Insurance UCITS ETF DE	17,139
4	KraneShares CSI China Internet ETF	281
271	SPDR S&P Insurance ETF	7,977
676	SPDR S&P Regional Banking ETF	26,127
1,068	SPDR S&P Retail ETF	55,312
115	VanEck Vectors Brazil Small-Cap ETF	2,032
1,026	VanEck Vectors Russia ETF	23,270
1,656	VanEck Vectors Russia Small-Cap ETF	55,588
88	Vanguard Real Estate ETF	7,194
2,238	WisdomTree Europe SmallCap Dividend Fund	123,761
1,331	WisdomTree Japan Hedged SmallCap Equity Fund	50,099
37	Xtrackers Harvest CSI 300 China A-Shares ETF	1,308
412	Xtrackers Harvest CSI 500 China A-Shares ETF	14,602
		856,901
	FIXED INCOME FUNDS - 20.1%
13,536	High Yield ETF	405,674
12,531	Invesco Global Short Term High Yield Bond ETF	272,424
213	Invesco Senior Loan ETF	4,658
121	iShares Barclays USD Asia High Yield Bond Index ETF	1,267
87	iShares JP Morgan USD Emerging Markets Bond ETF	9,881
90	SPDR Blackstone / GSO Senior Loan ETF	4,034
734	SPDR Bloomberg Barclays Convertible Securities ETF	51,982
3,440	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	226,603
103	SPDR Doubleline Total Return Tactical ETF	5,099
723	VanEck Vectors Emerging Markets High Yield Bond ETF	16,774
4,111	VanEck Vectors Fallen Angel High Yield Bond ETF	125,262
		1,123,658

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,686,805)	2,575,099

	OPEN ENDED FUNDS - 39.4%
	ALTERNATIVE FUNDS - 28.6%
69,295	Kellner Merger Fund - Institutional Class	733,138
49,605	Merger Fund - Investor Class	863,134
		1,596,272
	FIXED INCOME FUND - 10.8%
55,377	James Alpha Structured Credit Value Portfolio - Class S ^	604,714

	TOTAL OPEN ENDED FUNDS (Cost - $2,178,153)	2,200,986

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2020

Shares		Value
	SHORT TERM INVESTMENT - 7.5%
	MONEY MARKET FUND - 7.5%
418,743	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.06% ^^ (Cost - $418,743)	$418,743

	TOTAL INVESTMENTS - 93.0% (Cost - $5,283,701)	$5,194,828

	OTHER ASSETS LESS LIABILITIES - 7.0%	394,913

	NET ASSETS - 100.0%	$5,589,741

ETF - Exchange Traded Fund

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2020.

	OPEN RETURN SWAPS - 1.7%

Notional				Expiration	Pay/Receive		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Variable Rate #	Appreciation
55,401	MSCI AC World Daily Total Return	47	Goldman Sachs	4/22/2021	Pay	0.1549	$—
191,798	MSCI AC World Daily Total Return	164	Goldman Sachs	4/22/2021	Pay	0.1549	—
148,609	MSCI Pacific Total Return	24	Goldman Sachs	3/22/2021	Pay	0.2488	—
347,122	Russell 2000 Total Return Index	46	Goldman Sachs	4/21/2021	Pay	0.1549	—
75,461	Russell 2000 Total Return Index	10	Goldman Sachs	4/21/2021	Pay	0.1549	—
96,140	Russell 2000 Total Return Index	12	Goldman Sachs	4/21/2021	Pay	0.1580	—
147,616	S&P 500 Total Return Index	22	Goldman Sachs	6/22/2021	Pay	0.2488	—
							$—

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

Notional				Expiration	Pay/Receive		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Variable Rate #	Appreciation
1,772,635	Goldman Sachs HY Synthetic Corporate 5Y Total Return	11,322	Goldman Sachs	2/4/2021	Pay	0.3079	$83,912
269,075	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,719	Goldman Sachs	2/4/2021	Pay	0.3079	12,108
97,504	Goldman Sachs HY Synthetic Corporate 5Y Total Return	623	Goldman Sachs	2/4/2021	Pay	0.3079	4,615
							$96,020

#	Variable rate is Libor plus 0.11% - 0.40%

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2020

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Buy:
Japanese Yen	9/24/2020	BNY	5,826,428	$54,960	$(321)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Sell:
Australian Dollar	9/24/2020	BNY	(54,324)	$(40,178)	$(862)
British Pound	9/24/2020	BNY	(70,113)	(93,893)	(967)
Canadian Dollar	9/24/2020	BNY	(13,998)	(10,744)	(124)
Euro	9/24/2020	BNY	(437,868)	(523,928)	(1,196)
Mexican Peso	9/24/2020	BNY	(210,585)	(9,596)	(100)
				$(678,339)	$(3,249)

Total Unrealized Depreciation On Forward Currency Contracts					$(3,570)

*	BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 89.9%
	COMMODITY FUND - 1.7%
8,470	Invesco DB Commodity Index Tracking Fund	$114,684

	EQUITY FUNDS - 65.7%
2,045	Invesco DWA Momentum ETF	158,835
14,996	Invesco Global Listed Private Equity ETF	169,905
3,180	Invesco S&P 500 Equal Weight ETF	354,252
3,290	Invesco S&P 500 Revenue ETF	184,240
4,698	iShares Micro-Cap ETF	440,860
1,525	iShares MSCI Emerging Markets ETF	67,924
230	iShares MSCI Emerging Markets Min Vol Factor ETF	12,806
4,002	iShares MSCI Global Min Vol Factor ETF	372,426
2,619	iShares MSCI USA Min Vol Factor ETF	170,575
1,553	iShares MSCI USA Momentum Factor ETF	238,354
5,245	iShares MSCI USA Quality Factor ETF	564,257
3,046	iShares U.S. Real Estate ETF	250,534
935	SPDR S&P 500 ETF Trust	326,605
169	SPDR S&P International Small Cap ETF	5,106
557	VanEck Vectors Natural Resource ETF	18,733
1,544	Vanguard FTSE All World ex-US Small-Cap ETF	166,212
187	Vanguard FTSE All-World ex-US ETF	9,660
4,348	Vanguard FTSE Emerging Markets ETF	192,138
1,709	Vanguard Global ex-U.S. Real Estate ETF	84,937
1,273	Vanguard Real Estate ETF	104,068
552	Vanguard Russell 2000 ETF	69,221
4,309	Vanguard Total International Stock ETF	230,445
1,439	Vanguard Total World Stock ETF	120,142
504	WisdomTree International SmallCap Dividend Fund	30,457
		4,342,692
	FIXED INCOME FUNDS - 22.5%
7,010	Invesco Global Short Term High Yield Bond ETF	152,397
406	iShares 7-10 Year Treasury Bond ETF	49,333
3,558	iShares Core U.S. Aggregate Bond ETF	421,160
904	iShares Short Treasury Bond ETF	100,091
3,143	PIMCO Active Bond Exchange-Traded Fund	353,619
333	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	33,943
365	SPDR Blackstone / GSO Senior Loan ETF	16,359
94	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	8,605
56	SPDR Bloomberg Barclays High Yield Bond ETF	5,922
3,490	SPDR Doubleline Total Return Tactical ETF	172,790
1,050	Vanguard Total Bond Market ETF	92,883
1,313	Vanguard Total International Bond ETF	75,813
		1,482,915

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,514,036)	5,940,291

	EXCHANGE TRADED NOTE - 0.7%
	COMMODITY FUND - 0.7%
2,433	iPath Bloomberg Commodity Index Total Return ETN *	49,585
	TOTAL EXCHANGE TRADED NOTE (Cost - $52,381)	49,585

	OPEN ENDED FUND - 5.8%
	EQUITY FUND - 5.8%
24,784	Leland Thomson Reuters Private Equity Index Fund - Class I *	385,815
	TOTAL OPEN ENDED FUND (Cost - $313,623)	385,815

	SHORT TERM INVESTMENT - 4.0%
	MONEY MARKET FUND - 4.0%
262,317	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.06% ^ (Cost - $262,317)	262,317

	TOTAL INVESTMENTS - 100.4% (Cost - $6,142,357)	$6,638,008

	LIABILITIES LESS OTHER ASSETS - (0.4)%	(29,077)

	NET ASSETS - 100.0%	$6,608,931

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2020.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 40.9%
	EQUITY FUNDS - 7.7%
467	AdvisorShares STAR Global Buy-Write ETF	$16,336
5,616	Alerian Energy Infrastructure ETF	78,456
2,561	Alerian MLP ETF	59,133
241	Energy Select Sector SPDR Fund	8,592
229	First Trust BICK Index Fund	6,951
50	First Trust Emerging Markets AlphaDEX Fund	1,147
377	Global X MSCI China Financials ETF	5,485
548	Global X SuperDividend REIT ETF	4,362
316	Invesco KBW Property & Casualty ETF	18,960
9,874	Invesco S&P 500 BuyWrite ETF	190,074
21	iShares China Large-Cap ETF	923
79	iShares Mortgage Real Estate ETF	2,101
65	iShares STOXX Europe 600 Insurance UCITS ETF DE	1,982
401	SPDR S&P Insurance ETF	11,801
5	VanEck Vectors Brazil Small-Cap ETF	88
311	VanEck Vectors Mortgage REIT Income ETF	4,379
46	Vanguard Real Estate ETF	3,761
159	Xtrackers Harvest CSI 300 China A-Shares ETF	5,619
528	Xtrackers Harvest CSI 500 China A-Shares ETF	18,714
		438,864
	FIXED INCOME FUNDS - 32.5%
6,802	High Yield ETF	203,856
11,681	Highland/iBoxx Senior Loan ETF	186,429
8,347	Invesco Global Short Term High Yield Bond ETF	181,464
6,770	Invesco Senior Loan ETF	148,060
394	Invesco Variable Rate Preferred ETF	9,874
298	iShares 20+ Year Treasury Bond ETF	48,333
215	iShares 7-10 Year Treasury Bond ETF	26,125
5,745	iShares Barclays USD Asia High Yield Bond Index ETF	60,150
16	iShares JP Morgan USD Emerging Markets Bond ETF	1,817
913	iShares National Muni Bond ETF	105,890
108	iShares Preferred & Income Securities ETF	3,963
10	Kraneshares CCBS China Corporate High Yield Bond USD Index ETF	403
618	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	62,993
676	SPDR Blackstone / GSO Senior Loan ETF	30,298
3,102	SPDR Bloomberg Barclays Convertible Securities ETF	219,683
344	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	22,660
4,545	SPDR Doubleline Total Return Tactical ETF	225,023
343	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	19,554
7,215	VanEck Vectors Emerging Markets High Yield Bond ETF	167,388
3,459	VanEck Vectors Fallen Angel High Yield Bond ETF	105,396
554	VanEck Vectors International High Yield Bond ETF	13,850
26	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	819
105	Vanguard Mortgage-Backed Securities ETF	5,711
		1,849,739
	SPECIALITY FUND - 0.7%
1,597	Invesco DB G10 Currency Harvest Fund	38,017

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,407,307)	2,326,620

	OPEN ENDED FUNDS - 50.1%
	ALTERNATIVE FUND - 3.1%
16,573	Kellner Merger Fund - Institutional Class	175,337

	FIXED INCOME FUNDS - 47.0%
9,458	American Beacon Sound Point Floating Rate Income - Class Y	83,420
237,077	James Alpha Structured Credit Value Portfolio - Class S ^	2,588,883
		2,672,303

	TOTAL OPEN ENDED FUNDS (Cost - $2,710,754)	2,847,640

	SHORT TERM INVESTMENT - 3.2%
	MONEY MARKET FUND - 3.2%
179,235	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.06% ^^ (Cost - $179,235)	179,235

	TOTAL INVESTMENTS - 94.2% (Cost - $5,297,296)	$5,353,495

	OTHER ASSETS LESS LIABILITIES - 5.8%	331,942

	NET ASSETS - 100.0%	$5,685,437

ETF - Exchange Traded Fund

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2020.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
August 31, 2020

	OPEN RETURN SWAPS - 1.7%

							Unrealized
Notional				Expiration	Pay/Receive	Variable	Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	(Depreciation)
15,364	MSCI AC World Daily Total Return Gross Index	13	Goldman Sachs	5/21/2021	Pay	0.3440	$—
30,407	MSCI AC World Daily Total Return Gross Index	26	Goldman Sachs	5/21/2021	Pay	0.2714	—
22,638	Russell 2000 Total Return Index	3	Goldman Sachs	7/20/2021	Pay	0.2488	—
93,937	S&P 500 Total Return Index	14	Goldman Sachs	6/22/2020	Pay	0.2488	—
							$—

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	Appreciation
1,755,591	Goldman Sachs HY Synthetic Corporate 5Y Total Return	11,213	Goldman Sachs	2/4/2021	Pay	0.3079	83,105
306,634	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,959	Goldman Sachs	2/4/2021	Pay	0.3079	14,515
195,007	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,246	Goldman Sachs	2/4/2021	Pay	0.3079	9,231
							$97,620

#	Variable rate is Libor plus 0.11% - 0.45%

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
August 31, 2020

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Buy:
Euro	9/24/2020	BNY	58,549	$70,056	$160

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Japanese Yen	9/24/2020	BNY	(35,152)	$(332)	$2
Total Unrealized Appreciation On Forward Currency Contracts					$162

*	BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 70.5%
	ALTERNATIVE FUNDS - 1.9%
1,276	AlphaClone Alternative Alpha ETF	$84,407
3,642	IQ Merger Arbitrage ETF *	117,709
		202,116
	COMMODITY FUNDS - 0.9%
250	Invesco DB Agriculture Fund	3,685
110	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,563
14	iShares Commodities Select Strategy ETF	362
2,334	iShares S&P GSCI Commodity Indexed Trust *	26,258
250	SPDR Gold Shares *	46,208
989	United States Natural Gas Fund LP *	13,984
		92,060
	EQUITY FUNDS - 43.6%
305	AdvisorShares Dorsey Wright ADR ETF	17,285
676	AdvisorShares STAR Global Buy-Write ETF	23,646
1,727	Alerian MLP ETF	39,876
496	CI First Asset Active Utility & Infrastructure ETF	4,549
620	Columbia India Consumer ETF	25,863
409	Consumer Discretionary Select Sector SPDR Fund	61,387
2,995	Core Alternative ETF	83,218
32	Direxion NASDAQ-100 Equal Weighted Index Shares	2,125
231	Energy Select Sector SPDR Fund	8,235
55	First Trust Dow Jones Internet Index Fund *	10,911
5,643	First Trust Financial AlphaDEX Fund	150,104
124	Global X MSCI Argentina ETF	3,191
950	Global X MSCI China Consumer Discretionary ETF	25,584
730	Global X MSCI Greece ETF	15,067
644	Global X MSCI Nigeria ETF	5,822
16	Global X MSCI Norway ETF	178
62	Global X S&P 500 Covered Call ETF	2,787
240	Global X Uranium ETF	3,000
223	Invesco DWA Consumer Cyclicals Momentum ETF	14,317
638	Invesco DWA Energy Momentum ETF	9,753
253	Invesco DWA Healthcare Momentum ETF *	33,027
31	Invesco KBW High Dividend Yield Financial ETF	427
277	Invesco KBW Property & Casualty ETF	16,620
2,338	Invesco S&P 500 BuyWrite ETF	45,007
3,455	Invesco S&P 500 Equal Weight ETF	384,887
234	Invesco S&P 500 Pure Value ETF	12,000
2,778	Invesco S&P SmallCap Energy ETF	9,780
136	Invesco S&P SmallCap Health Care ETF *	18,034
271	Invesco S&P SmallCap Information Technology ETF	24,553
25	Invesco Water Resources ETF	989
1,158	iShares China Large-Cap ETF	50,906
200	iShares Currency Hedged MSCI EAFE ETF	5,536
84	iShares Edge MSCI Europe Momentum Factor UCITS ETF *	759
261	iShares EURO STOXX Mid UCITS ETF	17,153
379	iShares Expanded Tech-Software Sector ETF	122,823
461	iShares Exponential Technologies ETF	22,875
268	iShares Global Clean Energy ETF	4,594
49	iShares Global Materials ETF	3,427
12	iShares Global Timber & Forestry ETF	790
811	iShares Latin America 40 ETF	17,907
3,677	iShares Micro-Cap ETF	345,050
44	iShares Mortgage Real Estate ETF	1,170
244	iShares MSCI All Country Asia ex Japan ETF	18,973
170	iShares MSCI Australia ETF	3,534
931	iShares MSCI Brazil ETF	27,762
508	iShares MSCI Canada ETF	14,585
1,050	iShares MSCI China Small-Cap ETF	47,418
2,342	iShares MSCI EAFE ETF	152,183
213	iShares MSCI Emerging Markets ETF	9,487
1,695	iShares MSCI Frontier 100 ETF	43,290
43	iShares MSCI Germany Small-Cap ETF	2,739
2,642	iShares MSCI India Small-Cap ETF	91,281
713	iShares MSCI Indonesia ETF	13,982
86	iShares MSCI International Momentum Factor ETF	2,929
850	iShares MSCI Ireland ETF	36,083
1,248	iShares MSCI Japan ETF	72,409
311	iShares MSCI Japan Small-Cap ETF	21,663
30	iShares MSCI Mexico ETF	987

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 70.5% (Continued)
	EQUITY FUNDS - 43.6% (Continued)
57	iShares MSCI Philippines ETF	$1,513
43	iShares MSCI South Africa ETF	1,598
122	iShares MSCI South Korea ETF	7,695
204	iShares MSCI Taiwan ETF	8,966
269	iShares MSCI Thailand ETF	18,362
657	iShares MSCI UAE ETF	7,063
223	iShares MSCI United Kingdom ETF	5,941
864	iShares MSCI United Kingdom Small-Cap ETF	30,603
666	iShares Nasdaq Biotechnology ETF	90,310
1,150	iShares Russell 1000 ETF	224,423
712	iShares Russell 1000 Growth ETF	162,279
158	iShares Russell 1000 Value ETF	19,262
401	iShares Russell 2000 ETF	62,327
631	iShares Russell 2000 Growth ETF	142,934
572	iShares Russell 2000 Value ETF	59,968
1,939	iShares Russell Mid-Cap Growth ETF	340,411
407	iShares Russell Mid-Cap Value ETF	33,854
108	iShares S&P Mid-Cap 400 Growth ETF	26,528
645	iShares S&P/TSX Capped Materials Index ETF	9,425
10	iShares S&P/TSX Global Gold Index ETF	183
184	iShares S&P/TSX SmallCap Index ETF	2,038
7,490	iShares STOXX Europe 600 Banks UCITS ETF DE	81,067
208	iShares STOXX Europe 600 Insurance UCITS ETF DE	6,343
69	iShares STOXX Europe 600 Utilities UCITS ETF DE *	2,906
22	iShares U.S. Consumer Services ETF	5,601
7	iShares U.S. Financial Services ETF	899
286	iShares U.S. Healthcare Providers ETF	58,953
180	iShares US Pharmaceuticals ETF	30,164
543	KraneShares CSI China Internet ETF	38,189
105	Materials Select Sector SPDR Fund	6,614
1	SPDR Dow Jones Global Real Estate ETF	41
271	SPDR EURO STOXX 50 ETF	10,325
1,070	SPDR S&P Emerging Asia Pacific ETF	120,001
256	SPDR S&P Insurance ETF	7,534
4	SPDR S&P Metals & Mining ETF	99
19	SPDR S&P Oil & Gas Exploration & Production ETF	978
150	SPDR S&P Regional Banking ETF	5,798
386	SPDR S&P Retail ETF	19,991
1,387	VanEck Vectors Africa Index ETF	24,571
1,947	VanEck Vectors Brazil Small-Cap ETF	34,403
1,555	VanEck Vectors ChinaAMC SME-Ch	65,326
205	VanEck Vectors Egypt Index ETF	5,300
179	VanEck Vectors Israel ETF	6,718
179	VanEck Vectors Low Carbon Energy ETF *	19,584
133	VanEck Vectors Mortgage REIT Income ETF	1,873
2	VanEck Vectors Rare Earth/Strategic Metals ETF	82
995	VanEck Vectors Russia ETF	22,567
1,075	VanEck Vectors Russia Small-Cap ETF	36,085
185	VanEck Vectors Semiconductor ETF	32,443
7	VanEck Vectors Unconventional Oil & Gas ETF	467
1,979	VanEck Vectors Vietnam ETF	29,091
254	Vanguard FTSE Canadian High Dividend Yield Index ETF	5,965
1,899	Vanguard FTSE Emerging Markets ETF	83,917
63	Vanguard Real Estate ETF	5,150
2,953	Vanguard Total World Stock ETF	246,546
146	WBI BullBear Rising Income 3000 ETF	4,220
201	WisdomTree Emerging Markets SmallCap Dividend Fund	8,518
806	WisdomTree Europe SmallCap Dividend Fund	44,572
87	WisdomTree Global ex-US Quality Dividend Growth Fund	5,847
6	WisdomTree International SmallCap Dividend Fund	363
127	WisdomTree Japan Hedged SmallCap Equity Fund	4,780
923	Xtrackers Harvest CSI 300 China A-Shares ETF	32,619
447	Xtrackers Harvest CSI 500 China A-Shares ETF	15,843
53	Xtrackers MSCI All China Equity ETF	2,206
		4,594,759

	FIXED INCOME FUNDS - 23.7%
1,020	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	39,933
910	Global X SuperIncome Preferred ETF	10,237
3,904	High Yield ETF	117,003
10,268	Highland/iBoxx Senior Loan ETF	163,877
205	Invesco Financial Preferred ETF	3,866
17,164	Invesco Global Short Term High Yield Bond ETF	373,145
1,019	Invesco Senior Loan ETF	22,286
550	Invesco Variable Rate Preferred ETF	13,783
625	iShares 7-10 Year Treasury Bond ETF	75,944
7,406	iShares Barclays USD Asia High Yield Bond Index ETF	77,541

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 70.5% (Continued)
	FIXED INCOME FUNDS - 23.7% (Continued)
286	iShares Core U.S. Aggregate Bond ETF	$33,854
57	iShares Floating Rate Bond ETF	2,889
934	iShares iBoxx High Yield Corporate Bond ETF	79,418
457	iShares JP Morgan USD Emerging Markets Bond ETF	51,906
2	iShares MBS ETF	221
375	iShares National Muni Bond ETF	43,493
1,242	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	126,597
2,042	SPDR Blackstone / GSO Senior Loan ETF	91,522
1,914	SPDR Bloomberg Barclays Convertible Securities ETF	135,549
2,460	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	162,047
1,079	SPDR Bloomberg Barclays High Yield Bond ETF	114,104
6,829	SPDR Doubleline Total Return Tactical ETF	338,104
385	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	21,949
4,006	VanEck Vectors Emerging Markets High Yield Bond ETF	92,939
2,839	VanEck Vectors Fallen Angel High Yield Bond ETF	86,504
4,242	VanEck Vectors International High Yield Bond ETF	106,050
49	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,544
41	Vanguard Mortgage-Backed Securities ETF	2,230
163	Vanguard Total Bond Market ETF	14,419
1,634	Vanguard Total International Bond ETF	94,347
110	WisdomTree Emerging Markets Local Debt Fund	3,565
162	WisdomTree Interest Rate Hedged High Yield Bond Fund	3,434
		2,504,300
	MIXED ALLOCATION FUND - 0.4%
1,710	iShares Morningstar Multi-Asset Income ETF	39,108

	SPECIALITY FUND - 0.0%
95	ProShares Short VIX Short-Term Futures ETF *	3,296

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,312,436)	7,435,639

	EXCHANGE TRADED NOTES - 0.0%
	COMMODITY FUNDS - 0.0%
29	ETRACS CMCI Total Return ETN *	399
22	iPath Series B Bloomberg Coffee Subindex Total Return ETN *	864
	TOTAL EXCHANGE TRADED NOTES (Cost - $1,064)	1,263

	OPEN ENDED FUNDS - 25.7%
	ALTERNATIVE FUNDS - 4.8%
2,104	Altegris Futures Evolution Strategy Fund - Class I	15,635
8,348	AQR Managed Futures Strategy Fund - Class I	69,123
20,317	Kellner Merger Fund - Institutional Class	214,949
11,970	Merger Fund - Investor Class	208,283
		507,990
	FIXED INCOME FUND - 20.9%
201,571	James Alpha Structured Credit Value Portfolio - Class S ^	2,201,155

	TOTAL OPEN ENDED FUNDS (Cost - $2,586,930)	2,709,145

	SHORT TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
119,009	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.06% ^^ (Cost - $119,009)	119,009

	TOTAL INVESTMENTS - 97.3% (Cost - $10,019,439)	$10,265,056

	OTHER ASSETS LESS LIABILITIES - 2.7%	289,449

	NET ASSETS - 100.0%	$10,554,505

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

LP - Limited Partnership

*	Non-income producing securities.

^	Affliliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2020.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2020

TOTAL RETURN SWAP - 0.4%	Unrealized Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 10,137, with a receivable rate of 1.85% The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and has a term of three years there from unless terminated earlier. (Notional Value $1,000,000)	$41,523
$41,523

TOTAL RETURN SWAP - 0.0%	Unrealized Gain
The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by James Alpha. The GS i-Select Index is actively managed by James Alpha. The Index features 15 Portfolio Constituents that James Alpha Advisors, LLC determines the daily waiting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, James Alpha Advisors, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The swap became effective on May 19, 2020, and has a term of one year there from unless terminated earlier. (Notional Value $510,598)	$2,042
$2,042

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2020

James Alpha Deutsche Bank Swap Top 50 Holdings

FUTURES CONTRACTS*

					Unrealized
Number of			Notional Value at		Appreciation/	Percentage of Total Return
Contracts	Open Long Future Contracts	Counterparty	August 31, 2020	Expiration	(Depreciation)	Swap Unrealized Gain
1	2 year Euro-Schatz	Deutsche Bank	74,317	9/8/2020	$(18)	(0.04)%
1	2 year US Treasury Notes	Deutsche Bank	149,142	12/31/2020	50	0.12%
0	2 year US Treasury Notes	Deutsche Bank	23,398	9/30/2020	6	0.01%
0	3 month Euro (EURIBOR)	Deutsche Bank	63,795	3/14/2022	1	0.00%
0	3 month Euro (EURIBOR)	Deutsche Bank	121,944	12/19/2022	(24)	(0.06)%
0	3 month Sterling	Deutsche Bank	45,505	12/16/2020	4	0.01%
1	3 month Sterling	Deutsche Bank	88,453	3/17/2021	2	0.00%
2	3 month Sterling	Deutsche Bank	302,689	6/16/2021	278	0.67%
0	3 month Sterling	Deutsche Bank	57,191	9/15/2021	12	0.03%
0	3 month Sterling	Deutsche Bank	28,512	12/15/2021	7	0.02%
0	3 month Sterling	Deutsche Bank	79,393	3/16/2022	19	0.05%
1	3 month Sterling	Deutsche Bank	212,259	6/15/2022	209	0.50%
0	3 month Sterling	Deutsche Bank	59,559	6/21/2023	70	0.17%
1	3 year Australian Treasury Bond	Deutsche Bank	77,480	9/15/2020	(34)	(0.08)%
0	5 year US Treasury Notes	Deutsche Bank	53,847	12/31/2020	41	0.10%
0	10 year Australian Treasury Bond Future	Deutsche Bank	37,147	9/15/2020	(433)	(1.04)%
0	10 year Italian Bond	Deutsche Bank	75,357	9/8/2020	1,991	4.79%
1	10 year US Treasury Notes	Deutsche Bank	92,711	12/21/2020	(57)	(0.14)%
0	30 year US Treasury Bonds	Deutsche Bank	59,512	12/21/2020	(434)	(1.05)%
0	90 Day Bank Accepted Bill Future	Deutsche Bank	72,334	3/11/2021	56	0.13%
0	90 Day Bank Accepted Bill Future	Deutsche Bank	41,006	6/10/2021	11	0.03%
0	AUD/USD	Deutsche Bank	25,536	9/14/2020	1,316	3.17%
0	CAD/USD	Deutsche Bank	24,540	9/15/2020	347	0.84%
1	Cotton No.2 Future	Deutsche Bank	21,004	12/8/2020	899	2.17%
6	DJ EURO STOXX Banks Future	Deutsche Bank	24,145	9/18/2020	371	0.89%
0	E-Mini Nasdaq-100	Deutsche Bank	76,796	9/18/2020	10,156	24.46%
0	EUR/JPY	Deutsche Bank	42,326	9/14/2020	906	2.18%
0	EUR/USD	Deutsche Bank	47,443	9/14/2020	1,539	3.71%
0	Euro-BOBL	Deutsche Bank	21,693	9/8/2020	(73)	(0.18)%
1	Euro-BUND	Deutsche Bank	117,293	9/8/2020	(729)	(1.76)%
0	Euro-BUXL	Deutsche Bank	34,617	9/8/2020	489	1.18%
0	Eurodollar	Deutsche Bank	107,717	3/15/2021	(21)	(0.05)%
0	Eurodollar	Deutsche Bank	29,732	6/14/2021	34	0.08%
1	Eurodollar	Deutsche Bank	136,152	6/13/2022	(3)	(0.01)%
1	Eurodollar	Deutsche Bank	147,545	12/19/2022	(18)	(0.04)%
0	Eurodollar	Deutsche Bank	89,085	6/19/2023	109	0.26%
0	Euro-OAT	Deutsche Bank	79,015	9/8/2020	9	0.02%
0	GBP/USD	Deutsche Bank	20,820	9/14/2020	662	1.59%
0	Gold	Deutsche Bank	44,254	12/29/2020	1,086	2.62%
1	JPY/USD	Deutsche Bank	87,371	9/14/2020	480	1.16%
1	Long Gilt Future	Deutsche Bank	96,936	12/29/2020	(765)	(1.84)%
0	Nikkei 225 Index	Deutsche Bank	42,465	9/10/2020	98	0.24%
0	Silver	Deutsche Bank	26,708	12/29/2020	1,733	4.17%
1	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	98,339	6/14/2021	18	0.04%
					20,400

					Unrealized
Number of			Notional Value at		Appreciation /	Percentage of Total Return
Contracts	Open Short Future Contracts	Counterparty	August 31, 2020	Expiration	(Depreciation)	Swap Unrealized Gain
(0)	10 year Japanese Government Bond	Deutsche Bank	71,683	9/14/2020	34	0.08%
(0)	Mini Japanese Goverment Bond Future	Deutsche Bank	35,238	9/11/2020	85	0.20%
					119

	TOTAL FUTURES CONTRACTS				$20,519

FORWARD CURRENCY CONTRACTS +*

							Unrealized
Settlement	Units to					US Dollar	Appreciation /	Percentage of Total Return
Date	Receive/Deliver	Counterparty		In Exchange For		Value	(Depreciation)	Swap Unrealized Gain
To Buy:
9/25/2020	26,828	Deutsche Bank	CHF	24,363	USD	24,213	(149)	(0.36)%
To Sell:
9/16/2020	25,873	Deutsche Bank	USD	17,835	AUD	16,640	1,195	2.88%
9/16/2020	21,736	Deutsche Bank	USD	24,465	EUR	23,056	1,409	3.39%
9/25/2020	21,285	Deutsche Bank	USD	25,328	EUR	25,288	40	0.10%
							2,644

							$2,495
TOTAL FORWARD CURRENCY CONTRACTS
All Other Investments							18,509
Total Unrealized Appreciation of Swap							$41,523

*	Non-income producing securities

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - U.S. Dollar

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2020

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS*

Number of			Notional Value at
Contracts	Open Long Future Contracts	Counterparty	August 31, 2020	Expiration
0	90 Day Euro$ Future	Goldman Sachs	$16,813	12/14/2020
0	90 Day Euro$ Future	Goldman Sachs	16,828	3/15/2021
0	90 Day Euro$ Future	Goldman Sachs	16,832	6/14/2021
0	90 Day Euro$ Future	Goldman Sachs	16,832	9/13/2021
0	90 Day Euro$ Future	Goldman Sachs	16,828	12/13/2021
0	90 Day Sterling Future	Goldman Sachs	21,504	12/16/2020
0	90 Day Sterling Future	Goldman Sachs	21,502	3/17/2021
0	90 Day Sterling Future	Goldman Sachs	21,502	6/16/2021
0	90 Day Sterling Future	Goldman Sachs	21,491	9/15/2021
0	90 Day Sterling Future	Goldman Sachs	21,497	12/15/2021
1	Corn Future	Goldman Sachs	10,781	3/12/2021
0	Euro-Bobl Future	Goldman Sachs	65,897	9/8/2020
0	LME Zinc Future	Goldman Sachs	4,019	1/18/2021
0	LME Zinc Future	Goldman Sachs	4,023	2/15/2021
0	Soybean Future	Goldman Sachs	4,711	3/12/2021
0	Soybean Future	Goldman Sachs	4,166	5/14/2021
0	US 10Yr Note Future	Goldman Sachs	7,593	12/21/2020
0	US 2 Yr Note Future	Goldman Sachs	21,545	12/31/2020
1	US 5Yr Note Future	Goldman Sachs	66,872	12/31/2020
0	US 5Yr Note Future	Goldman Sachs	17,142	12/31/2020

Number of			Notional Value at
Contracts	Open Short Future Contracts	Counterparty	August 31, 2020	Expiration
0	3 Month Euro Euribor Future	Goldman Sachs	4,057	12/14/2020
0	3 Month Euro Euribor Future	Goldman Sachs	4,057	3/15/2021
0	3 Month Euro Euribor Future	Goldman Sachs	4,058	6/14/2021
0	3 Month Euro Euribor Future	Goldman Sachs	4,057	9/13/2021
0	3 Month Euro Euribor Future	Goldman Sachs	4,057	12/13/2021
1	Corn Future	Goldman Sachs	9,630	12/14/2020
0	Euro-Bobl Future	Goldman Sachs	4,175	12/8/2020
0	Euro-Bund Future	Goldman Sachs	32,584	9/8/2020
0	Euro-Shatz Future	Goldman Sachs	7,184	9/8/2020
0	Euro-Shatz Future	Goldman Sachs	14,366	12/8/2020
0	Japan 10Y Bond	Goldman Sachs	16,096	9/10/2020
0	LME Zinc Future	Goldman Sachs	3,902	10/19/2020
0	LME Zinc Future	Goldman Sachs	3,912	11/16/2020
0	Soybean Future	Goldman Sachs	7,294	11/13/2020
0	US Long Bond Future	Goldman Sachs	13,059	12/21/2020

EQUITY FORWARDS

Number of			Notional Value at
Contracts	Open Short Equity Forwards	Counterparty	August 31, 2020	Expiration	Exercise Price	Market Value
69	Amazon.com, Inc.	Goldman Sachs	8,858	9/18/2020	$3,460.00	$21
61	Amazon.com, Inc.	Goldman Sachs	7,905	10/16/2020	$3,450.00	(6)
46	Amazon.com, Inc.	Goldman Sachs	5,892	1/15/2021	$3,450.00	(14)
55	Apple, Inc.	Goldman Sachs	7,130	9/18/2020	$128.75	(22)
3	Apple, Inc.	Goldman Sachs	9,278	10/16/2020	$128.75	(22)
2	Apple, Inc.	Goldman Sachs	6,180	12/18/2020	$130.00	46
2	Apple, Inc.	Goldman Sachs	5,305	1/15/2021	$130.00	52
21	Facebook, Inc.	Goldman Sachs	6,274	9/18/2020	$292.50	(15)
35	Microsoft Corporation	Goldman Sachs	7,858	9/18/2020	$225.00	(20)
21	Microsoft Corporation	Goldman Sachs	4,781	10/16/2020	$225.00	(13)
3	S&P 500 Index	Goldman Sachs	11,151	9/4/2020	$3,500.00	4
						11

WRITTEN PUT OPTIONS

Number of			Notional Value at
Contracts	Open Written Put Options	Counterparty	August 31, 2020	Expiration	Exercise Price	Market Value
(42)	S&P 500 Index	Goldman Sachs	147,083	9/4/2020	$3,360	(145)
(56)	S&P 500 Index	Goldman Sachs	197,327	9/4/2020	$3,295	(94)
(28)	S&P 500 Index	Goldman Sachs	99,285	9/4/2020	$3,265	(37)
						(276)

CREDIT DEFAULT SWAP

Number of			Notional Value at
Contracts	Open Credit Default Swap	Counterparty	August 31, 2020	Expiration	Value
4,489	ITXEB533 Corp	Goldman Sachs	5,340	6/20/2025	$787

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2020

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Canadian Dollar	9/24/2020	BNY	73,670	$56,545	$652
Japanese Yen	9/24/2020	BNY	1,618,602	15,268	(89)
Swiss Franc	9/24/2020	BNY	12,358	13,733	23
				85,546	$586

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Depreciation
To Sell:
Australian Dollar	9/24/2020	BNY	(49,632)	$(36,708)	$(788)
British Pound	9/24/2020	BNY	(35,883)	(48,054)	(495)
Euro	9/24/2020	BNY	(108,845)	(130,238)	(297)
Mexican Peso	9/24/2020	BNY	(9,384)	(428)	(5)
				$(215,428)	$(1,585)

Total Unrealized Depreciation On Forward Currency Contracts					$(999)

*	BNY- Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 73.0%
	AUTO LOAN - 0.1%
$150,000	Foursight Capital Automobile Receivables Trust 2020-1 (c)		4.620	6/15/2027	$139,116

	CDO - 5.0%
439,411	ALESCO Preferred Funding VI Ltd. (a,c)	3 Month LIBOR + 0.47%	1.665	3/23/2035	421,835
117,926	ARCap 2003-1 Resecuritization Trust (c)		7.110	8/20/2038	109,297
1,120,879	Aspen Funding I Ltd.		9.060	7/10/2037	1,107,431
5,396,000	Trapeza Cdo Xii Ltd. (a,c)	3 Month LIBOR + 0.46%	0.764	4/6/2042	3,723,240
3,000,000	Trapeza Cdo Xii Ltd. (a,c)	3 Month LIBOR + 0.43%	0.673	11/9/2042	1,961,400
					7,323,203
	CLO - 11.8%
750,000	BlueMountain CLO 2013-2 Ltd. (a,c)	3 Month LIBOR + 1.30%	1.558	10/22/2030	715,303
1,000,000	Deerpath Capital CLO 2018-1 Ltd. (a,c)	3 Month LIBOR + 3.50%	3.775	1/15/2031	926,909
1,000,000	Deerpath Capital CLO 2020-1 Ltd. (a,c)	3 Month LIBOR + 3.90%	5.268	4/17/2032	904,336
500,000	Ellington Clo III Ltd. (a)	3 Month LIBOR + 3.74%	4.012	7/20/2030	442,673
200,000	GC FTPYME Pastor 4 FTA (a)	3 Month Euro LIBOR + 2.40%	1.965	7/15/2045	124,637
750,000	Halcyon Loan Advisors Funding 2013-1 Ltd. (a,c)	3 Month LIBOR + 3.50%	3.775	4/15/2025	691,523
3,210,000	Halcyon Loan Advisors Funding 2013-2 Ltd. (a,c)	3 Month LIBOR + 3.80%	4.051	8/1/2025	2,565,878
1,500,000	Halcyon Loan Advisors Funding 2015-1 Ltd. (a,c)	3 Month LIBOR + 3.65%	3.908	10/22/2025	1,147,500
500,000	Peaks CLO 2 Ltd. (a,c)	3 Month LIBOR + 3.60%	3.872	7/20/2031	485,028
500,000	Steele Creek Clo 2018-2 Ltd. (a,c)	3 Month LIBOR + 3.40%	3.670	8/18/2031	449,677
1,000,000	Telos CLO 2014-5 Ltd. (a,c)	3 Month LIBOR + 1.48%	1.753	4/17/2028	966,929
517,272	Trinitas CLO III Ltd. (a,c)	3 Month LIBOR + 5.25%	5.525	7/15/2027	278,208
1,500,000	West CLO 2014-2 Ltd. (a,c)	3 Month LIBOR + 2.65%	2.921	1/16/2027	1,480,982
1,365,000	Z Capital Credit Partners CLO 2015-1 Ltd. (a,c)	3 Month LIBOR + 1.45%	1.721	7/16/2027	1,329,122
1,000,000	Z Capital Credit Partners CLO 2018-1 Ltd. (a,c)	3 Month LIBOR + 2.45%	2.721	1/16/2031	1,001,020
1,000,000	Z Capital Credit Partners CLO 2019-1 Ltd. (a,c)	3 Month LIBOR + 5.25%	5.521	7/15/2031	896,226
2,500,000	Zais Clo 11 Ltd. (a,c)	3 Month LIBOR + 2.90%	3.172	1/20/2032	2,300,000
500,000	Zais Clo 13 Ltd. (a,c)	3 Month LIBOR + 4.52%	4.795	7/15/2032	480,224
					17,186,175
	COLLATERALIZED MORTGAGE OBLIGATIONS - 28.9%
851,308	Adjustable Rate Mortgage Trust 2005-6A (a)	1 Month LIBOR + 0.84%	1.015	11/25/2035	367,556
66,759	Adjustable Rate Mortgage Trust 2005-10 (b)		3.190	1/25/2036	61,672
68,519	Alternative Loan Trust 1998-4 (d)		6.605	8/25/2028	72,307
31,219	Alternative Loan Trust 2003-22CB		5.750	12/25/2033	32,645
220,800	Alternative Loan Trust 2003-J3		5.250	11/25/2033	227,591
22,335	Alternative Loan Trust 2004-16CB		5.500	7/25/2034	23,185
1,583,820	Alternative Loan Trust 2004-24CB		6.000	11/25/2034	1,612,233
123,970	Alternative Loan Trust 2004-28CB		6.000	1/25/2035	124,241
196,933	Alternative Loan Trust 2004-J10		6.000	9/25/2034	207,747
86,645	Alternative Loan Trust 2004-J11		7.250	8/25/2032	94,422
180,386	Alternative Loan Trust 2004-J8		7.000	8/25/2034	183,971
81,442	Alternative Loan Trust 2005-14 (a)	1 Month LIBOR + 0.21%	0.385	5/25/2035	74,960
66,118	Alternative Loan Trust 2005-54CB		5.500	11/25/2035	63,697
225,213	Alternative Loan Trust 2005-6CB		5.500	4/25/2035	225,747
78,772	Alternative Loan Trust 2005-J11		5.500	11/25/2035	65,051
53,407	Alternative Loan Trust 2005-J11		6.000	10/25/2035	38,525
107,870	Alternative Loan Trust 2006-40T1		6.000	12/25/2036	49,701
50,000	Alternative Loan Trust Resecuritization 2005-12R		6.000	11/25/2034	47,894
29,754	Banc of America Alternative Loan Trust 2003-8		5.500	10/25/2033	29,968
73,453	Banc of America Funding 2005-E Trust (a)	COF 11 + 1.43%	2.112	6/20/2035	60,313
153,854	Banc of America Funding 2007-2 Trust		6.000	3/25/2037	31,532
28,924	Banc of America Mortgage 2002-L Trust (b)		3.242	12/25/2032	23,591
59,765	Banc of America Mortgage 2005-F Trust (b)		2.744	7/25/2035	51,473
591,167	BCAP LLC 2010-RR2 Trust (b,c)		5.000	12/26/2036	596,680
8,664	Bear Stearns ALT-A Trust 2004-11 (b)		3.378	11/25/2034	8,278
88,923	Bear Stearns ARM Trust 2003-5 (b)		3.136	8/25/2033	85,722
10,284	Bear Stearns ARM Trust 2003-7 (b)		3.750	10/25/2033	10,233
155,246	Bear Stearns ARM Trust 2004-6 (b)		2.743	9/25/2034	134,829
91,832	Bella Vista Mortgage Trust 2004-1 (a)	1 Month LIBOR + 0.70%	0.861	11/20/2034	86,883
399,809	Bellemeade Re 2019-3 Ltd. (a,c)	1 Month LIBOR + 1.60%	1.775	7/25/2029	392,880
225,000	Bellemeade Re 2019-4 Ltd. (a,c)	1 Month LIBOR + 2.50%	2.675	10/25/2029	203,330
537,145	Cascade Funding Mortgage Trust 2018-RM2 (b,c)		0.000	10/25/2068	497,264
261,836	Cascade Funding Mortgage Trust 2019-RM3 (b,c)		4.000	6/25/2069	194,716
130,756	CDMC Mortgage Pass-Through Certificates Series 2004-4 (b)		5.531	9/25/2034	133,623
114,074	Chase Mortgage Finance Trust Series 2004-S2		5.500	2/25/2034	116,978
336,554	Chase Mortgage Finance Trust Series 2007-S3		6.000	5/25/2037	86,700
602,210	Chase Mortgage Finance Trust Series 2007-S3		0.000	5/25/2037	240,991
144,931	CHL Mortgage Pass-Through Trust 2002-19		6.250	11/25/2032	143,299
175,780	CHL Mortgage Pass-Through Trust 2003-HYB1 (b)		3.707	5/19/2033	162,948
56,273	CHL Mortgage Pass-Through Trust 2004-3		5.750	4/25/2034	57,700
200,010	CHL Mortgage Pass-Through Trust 2004-5		5.500	5/25/2034	202,289
163,965	CHL Mortgage Pass-Through Trust 2004-6 (b)		3.659	5/25/2034	160,811

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 73.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 28.9% (Continued)
$145,366	CHL Mortgage Pass-Through Trust 2004-9		5.250	6/25/2034	$145,519
65,411	CHL Mortgage Pass-Through Trust 2004-14 (b)		2.657	8/25/2034	61,803
101,605	CHL Mortgage Pass-Through Trust 2004-HYB5 (b)		3.223	4/20/2035	93,880
485,355	CHL Mortgage Pass-Through Trust 2004-J5		5.500	7/25/2034	490,134
101,444	CHL Mortgage Pass-Through Trust 2004-J9		5.500	1/25/2035	104,628
781,690	CHL Mortgage Pass-Through Trust 2005-J2		5.000	8/25/2035	626,339
152,730	CHL Mortgage Pass-Through Trust 2006-J1		6.000	2/25/2036	103,600
58,529	CHL Mortgage Pass-Through Trust 2007-15		6.500	9/25/2037	36,502
41,954	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7		5.000	10/25/2020	43,136
154,741	Citicorp Mortgage Securities Trust Series 2007-2		0.000	2/25/2037	105,493
121,131	Citigroup Global Markets Mortgage Securities VII, Inc. (b)		5.752	7/25/2024	67,100
14,798	Citigroup Global Markets Mortgage Securities VII, Inc. (b)		3.942	9/25/2032	12,814
500,000	Citigroup Mortgage Loan Trust 2010-7 (b,c)		4.957	7/25/2036	492,334
71,861	Citigroup Mortgage Loan Trust 2010-9 (c,d)		5.702	3/25/2037	70,833
691,542	Citigroup Mortgage Loan Trust, Inc. (a,c)	1 Month LIBOR + 0.40%	0.575	1/25/2029	599,968
78,876	Citigroup Mortgage Loan Trust, Inc.		6.750	8/25/2034	85,894
97,369	CitiMortgage Alternative Loan Trust Series 2007-A6		6.000	6/25/2037	98,181
300,000	COLT 2020-2 Mortgage Loan Trust (b,c)		5.250	3/25/2065	313,363
575,138	Credit Suisse First Boston Mortgage Securities Corp. (b)		7.193	1/25/2032	559,765
128,616	Credit Suisse First Boston Mortgage Securities Corp.		5.500	6/25/2033	131,844
30,431	Credit Suisse First Boston Mortgage Securities Corp.		5.250	9/25/2033	31,569
458,087	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	486,816
152,696	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	162,101
407,625	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2034	391,069
3,836,249	Credit Suisse First Boston Mortgage Securities Corp. (a)	1 Month LIBOR + 19.53%	19.043	9/25/2035	3,827,779
165,853	Credit Suisse First Boston Mortgage Securities Corp. (a)	1 Month LIBOR + 0.65%	0.825	9/25/2035	121,674
275,679	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 (b)		2.932	7/25/2033	269,722
120,669	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 (b)		2.549	10/25/2033	120,612
242,533	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4		6.000	8/25/2034	252,853
9,258	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10		5.250	11/25/2020	4,860
62,031	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3		5.750	7/25/2035	65,709
35,971	CSFB Mortgage-Backed Trust Series 2004-7		5.250	11/25/2034	36,957
321,174	CSMC Trust 2007-5R		6.500	7/26/2036	141,249
1,348,951	CSMC Trust 2010-16 (b,c)		3.488	6/25/2050	1,055,213
126,916	CSMC Series 2010-18R (b,c)		3.500	4/26/2038	122,230
39,340	CSMC Series 2014-2R (b,c)		3.000	1/27/2037	39,349
45,496	Deutsche Mortgage Sec Inc. Mort Loan Tr Ser 2004-1		5.500	9/25/2033	47,297
4,750	DLJ Mortgage Acceptance Corp.		6.750	1/25/2024	3,988
76,728	DSLA Mortgage Loan Trust 2004-AR4 (a)	1 Month LIBOR + 0.36%	0.521	1/19/2045	66,711
1,027,364	Eagle RE 2018-1 Ltd. (a,c)	1 Month LIBOR + 1.70%	1.875	11/25/2028	1,008,371
500,000	Ellington Financial Mortgage Trust 2020-1 (b,c)		5.240	6/25/2065	526,312
150,351	Fannie Mae Connecticut Avenue Securities (a)	1 Month LIBOR + 5.25%	5.425	10/25/2023	141,925
262,732	Fannie Mae Connecticut Avenue Securities (a)	1 Month LIBOR + 2.20%	2.375	1/25/2030	258,596
2,164,367	Financial Asset Securities Corp AAA Trust 2005-2 (a,c)	1 Month LIBOR + 0.30%	0.473	11/26/2035	1,976,067
98,622	First Horizon Alternative Mortgage Securities Trust 2007-FA4		6.250	8/25/2037	67,486
72,719	First Horizon Mortgage Pass-Through Trust 2005-AR5 (b)		4.500	11/25/2035	62,649
26,822	Freddie Mac Structured Pass-Through Certificates (a)	12 Month TA + 1.40%	2.571	7/25/2044	27,796
25,522	GMACM Mortgage Loan Trust 2005-AR3 (b)		3.517	6/19/2035	24,010
1,271,760	GSMPS Mortgage Loan Trust 2004-4 (a,c)	1 Month LIBOR + 0.40%	0.575	6/25/2034	1,074,177
237,370	GSMPS Mortgage Loan Trust 2004-4 (c)		7.500	6/25/2034	256,502
48,437	GSMPS Mortgage Loan Trust 2005-RP2 (a,c)	1 Month LIBOR + 0.35%	0.525	3/25/2035	43,757
156,672	GSMPS Mortgage Loan Trust 2005-RP3 (a,c)	1 Month LIBOR + 0.35%	0.525	9/25/2035	130,710
32,675	GSR Mortgage Loan Trust 2003-13 (b)		3.148	10/25/2033	32,250
134,568	GSR Mortgage Loan Trust 2004-13F		4.250	11/25/2034	139,382
18,156	GSR Mortgage Loan Trust 2005-6F		5.250	7/25/2035	18,108
34,447	GSR Mortgage Loan Trust 2005-8F		6.000	11/25/2035	22,873
196,643	GSR Mortgage Loan Trust 2005-AR1 (b)		3.306	1/25/2035	185,540
26,297	GSR Mortgage Loan Trust 2005-AR3 (a)	1 Month LIBOR + 0.44%	0.615	5/25/2035	23,228
44,795	GSR Mortgage Loan Trust 2005-AR6 (b)		3.646	9/25/2035	44,595
177,049	GSR Mortgage Loan Trust 2006-1F		6.000	2/25/2036	133,435
112,687	GSR Mortgage Loan Trust 2007-AR2 (b)		3.942	5/25/2037	90,878
85,000	HomeBanc Mortgage Trust 2005-3 (a)	1 Month LIBOR + 0.51%	0.685	7/25/2035	82,845
87,297	Homeward Opportunities Fund I Trust 2018-1 (b,c)		3.766	6/25/2048	87,546
241,025	HSI Asset Loan Obligation Trust 2007-1		6.500	6/25/2037	132,624
141,293	Impac CMB Trust Series 2003-2F (d)		6.570	1/25/2033	143,795
60,031	Impac CMB Trust Series 2004-7 (a)	1 Month LIBOR + 1.80%	1.975	11/25/2034	60,612
351,176	Impac Secured Assets CMN Owner Trust		6.000	8/25/2033	364,936
53,494	Impac Secured Assets Trust 2006-1 (a)	1 Month LIBOR + 0.35%	0.525	5/25/2036	47,918
14,345	IndyMac INDX Mortgage Loan Trust 2004-AR11 (b)		3.717	12/25/2034	14,294
63,737	IndyMac INDX Mortgage Loan Trust 2005-AR15 (b)		3.234	9/25/2035	60,603
269,229	JP Morgan Alternative Loan Trust (a)	1 Month LIBOR + 7.15%	6.975	12/25/2035	82,234
41,579	JP Morgan Mortgage Trust 2004-S2		6.000	11/25/2034	41,866
59,327	JP Morgan Mortgage Trust 2005-A7 (b)		3.902	10/25/2035	59,249

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 73.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 28.9% (Continued)
$33,381	JP Morgan Mortgage Trust 2006-A4 (b)		3.835	6/25/2036	$28,335
50,176	JP Morgan Mortgage Trust 2007-A1 (b)		3.750	7/25/2035	50,693
1,644,964	Legacy Mortgage Asset Trust 2019-SL3 (c,d)		3.474	11/25/2061	1,639,906
40,993	MASTR Adjustable Rate Mortgages Trust 2003-1 (b)		3.931	12/25/2032	36,713
31,672	MASTR Adjustable Rate Mortgages Trust 2003-2 (b)		3.107	7/25/2033	31,042
124,373	MASTR Adjustable Rate Mortgages Trust 2003-6 (b)		3.385	12/25/2033	120,043
26,001	MASTR Adjustable Rate Mortgages Trust 2003-6 (b)		3.125	12/25/2033	25,589
248,662	MASTR Alternative Loan Trust 2003-3 (b)		6.144	5/25/2033	242,310
70,645	MASTR Alternative Loan Trust 2003-7		6.500	12/25/2033	75,730
273,462	MASTR Alternative Loan Trust 2004-1		5.500	2/25/2034	285,392
611,949	MASTR Alternative Loan Trust 2004-3		6.500	4/25/2034	652,286
62,295	MASTR Alternative Loan Trust 2004-4		5.500	5/25/2034	65,015
655,738	MASTR Alternative Loan Trust 2004-6		6.500	7/25/2034	648,073
63,355	MASTR Alternative Loan Trust 2004-7		6.000	6/25/2034	68,488
2,433	MASTR Alternative Loan Trust 2005-1		5.500	1/25/2023	2,355
64,759	MASTR Alternative Loan Trust 2007-1		0.000	10/25/2036	42,494
866,226	MASTR Alternative Loan Trust 2007-HF1		0.000	10/25/2047	98,140
26,075	MASTR Asset Securitization Trust 2003-12		5.000	12/25/2033	26,635
27,803	MASTR Asset Securitization Trust 2004-1		5.500	2/25/2034	28,022
24,070	MASTR Reperforming Loan Trust 2005-2 (c)		8.000	5/25/2035	23,988
318,906	MASTR Reperforming Loan Trust 2006-2 (b,c)		3.747	5/25/2036	306,009
41,409	Merrill Lynch Mortgage Investors Trust Series 2003-A6 (b)		4.037	9/25/2033	39,550
97,046	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-2 (b)		2.881	5/25/2036	91,284
33,483	Morgan Stanley Dean Witter Capital I Inc. Trust 2003-HYB1 (b)		2.646	3/25/2033	32,954
58,331	Morgan Stanley Mortgage Loan Trust 2004-8AR (b)		2.946	10/25/2034	60,115
107,811	Morgan Stanley Mortgage Loan Trust 2005-10		6.000	12/25/2035	75,780
132,529	Morgan Stanley Mortgage Loan Trust 2006-1AR		0.650	2/25/2036	535
38,476	Morgan Stanley Mortgage Loan Trust 2006-8AR (b)		2.409	6/25/2036	37,148
303,784	MortgageIT Trust 2004-2 (a)	1 Month LIBOR + 3.23%	3.400	12/25/2034	308,585
658,891	MortgageIT Trust 2005-3 (a)	1 Month LIBOR + 0.80%	0.970	8/25/2035	640,597
220,541	NACC Reperforming Loan REMIC Trust 2004-R1 (c)		7.500	3/25/2034	227,182
106,444	National City Mortgage Capital Trust		6.000	3/25/2038	109,050
174,314	New Residential Mortgage Loan Trust 2020-1 (b,c)		3.500	10/25/2059	188,627
134,742	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 (d)		5.957	3/25/2047	140,606
143,563	OBX 2018-EXP1 Trust (b,c)		4.500	4/25/2048	145,686
19,806	PHH Mortgage Trust Series 2008-CIM1 (a)	1 Month LIBOR + 2.25%	2.406	5/25/2038	19,583
69,395	RAAC Series 2005-SP1 Trust		7.000	9/25/2034	72,234
223,485	Radnor RE 2019-1 Ltd. (a,c)	1 Month LIBOR + 1.95%	2.125	2/25/2029	219,817
140,162	RALI Series 2005-QA12 Trust (b)		4.264	12/25/2035	86,506
50,247	RBSGC Mortgage Loan Trust 2007-B (b)		4.443	7/25/2035	45,685
695,813	RBSGC Structured Trust 2008-A (c)		5.500	11/25/2035	679,048
80,535	RBSSP Resecuritization Trust 2009-1 (b,c)		6.000	8/26/2035	83,174
218,228	RBSSP Resecuritization Trust 2009-1 (b,c)		6.000	8/26/2035	204,356
179,156	RBSSP Resecuritization Trust 2009-9 (b,c)		14.129	4/26/2036	208,307
120,631	RBSSP Resecuritization Trust 2009-10 (b,c)		16.873	1/26/2037	148,258
279,345	Resecuritization Pass-Through Trust 2005-8R		6.000	10/25/2034	284,671
12,000	Residential Asset Securitization Trust 2002-A12		5.750	11/25/2032	11,953
233,000	Residential Asset Securitization Trust 2003-A10		5.200	9/25/2033	237,623
225,467	Residential Asset Securitization Trust 2003-A15 (b)		5.601	2/25/2034	196,831
24,747	Residential Asset Securitization Trust 2004-A3		5.250	6/25/2034	24,745
60,108	RFMSI Series 2006-SA2 Trust (b)		2.861	9/25/2035	53,571
200,000	RMF Buyout Issuance Trust 2020-1 (b,c)		4.191	2/25/2030	181,900
10,691	Ryland Mortgage Securities Corp. (b)		0.000	4/29/2030	10,574
48,160	Seasoned Credit Risk Transfer Trust Series 2017-3		0.000	7/25/2056	5,400
250,000	Seasoned Credit Risk Transfer Trust Series 2020-2 (b)		4.250	11/25/2059	226,291
31,720	Sequoia Mortgage Trust 2004-8 (a)	1 Month LIBOR + 0.70%	0.858	9/20/2034	30,631
64,577	Sequoia Mortgage Trust 2004-10 (a)	1 Month LIBOR + 0.62%	0.778	11/20/2034	61,442
102,669	Sequoia Mortgage Trust 2005-2 (a)	1 Month LIBOR + 0.22%	0.378	3/20/2035	98,217
108,075	Sequoia Mortgage Trust 2013-12 (c)		4.000	12/25/2043	110,096
3,000,000	Silver Hill Trust 2019-SBC1 (b,c)		4.178	11/25/2049	2,857,578
45,896	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 (b)		3.323	7/25/2035	34,183
12,745	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 (a)	1 Month LIBOR + 0.38%	0.555	9/25/2036	11,287
44,224	Structured Asset Securities Corp. (a)	1 Month LIBOR + 0.78%	0.936	12/25/2033	38,843
22,089	Structured Asset Securities Corp. (d)		5.166	2/25/2034	22,651
115,164	Structured Asset Securities Corp. (a,c)	1 Month LIBOR + 0.35%	0.525	4/25/2035	99,230
74,315	Structured Asset Securities Corp. Mortgage Passthrough Certificates Series 2003 40A (b)		3.297	1/25/2034	74,755
100,862	Verus Securitization Trust 2018-2 (b,c)		3.677	6/1/2058	102,282
593,000	Verus Securitization Trust 2020-INV1 (b,c)		5.500	4/25/2060	631,051
538,000	Vista Point Securitization Trust 2020-1 (b,c)		4.151	3/25/2065	551,898
38,233	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 Trust (a)	COF 11 + 1.25%	1.932	2/27/2034	37,096
48,952	WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust (b)		2.682	8/25/2033	48,490
58,794	WaMu Mortgage Pass-Through Certificates Series 2003-S3 Trust		5.500	6/25/2033	61,756
620,501	WaMu Mortgage Pass-Through Certificates Series 2003-S4 (b)		5.632	6/25/2033	640,300
143,101	WaMu Mortgage Pass-Through Certificates Series 2003-S5 Trust		5.500	6/25/2033	145,584
82,239	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 Trust (a)	1 Month LIBOR + 0.64%	0.815	1/25/2045	80,553

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 73.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 28.9% (Continued)
$71,221	WaMu Mortgage Pass-Through Certificates Series 2006-AR11 Trust (a)	COF 11 + 1.50%	2.182	9/2/2046	$69,654
95,247	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 Trust (b)		3.691	3/25/2036	89,246
110,979	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust		5.750	2/25/2033	113,403
124,596	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS9 Trust		7.500	4/25/2033	128,350
17,515	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2005-RA1 Trust (b,c)		3.631	1/25/2035	14,544
3,497	WinWater Mortgage Loan Trust 2015-A (b,c)		3.500	6/20/2045	3,505
					41,996,342
	HOME EQUITY - 6.1%
68,106	ABFC 2004-OPT2 Trust (a)	1 Month LIBOR + 0.56%	0.735	10/25/2033	61,016
122,379	American Residential Home Equity Loan Trust 1998-1 (a)	1 Month LIBOR + 2.18%	2.350	5/25/2029	119,967
46,813	Bayview Financial Acquisition Trust (d)		6.096	12/28/2036	48,286
687,330	Bayview Financial Revolving Asset Trust 2004-B (a,c)	1 Month LIBOR + 1.00%	1.173	5/28/2039	575,163
880,915	Bear Stearns Asset Backed Securities Trust 2003-2 (a)	1 Month LIBOR + 1.80%	1.975	3/25/2043	885,529
336,124	Bear Stearns Home Loan Owner Trust 2001-A (d)		10.500	2/15/2031	352,299
950,333	CDC Mortgage Capital Trust 2004-HE1 (a)	1 Month LIBOR + 0.86%	1.030	6/25/2034	1,020,174
256,213	Chase Funding Loan Acquisition Trust Series 2004-AQ1 (a)	1 Month LIBOR + 2.93%	3.100	5/25/2034	255,120
70,207	Chase Funding Loan Acquisition Trust Series 2004-OPT1 (a)	1 Month LIBOR + 2.63%	2.800	6/25/2034	69,856
504,125	Credit Suisse First Boston Mortgage Securities Corp. (a,c)	1 Month LIBOR + 0.85%	1.025	5/25/2044	476,487
244,826	Delta Funding Home Equity Loan Trust 1999-2 (a)	1 Month LIBOR + 0.64%	0.802	8/15/2030	214,594
193,575	Delta Funding Home Equity Loan Trust 1999-3 (d)		8.061	9/15/2029	196,988
384,758	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.38%	0.546	2/27/2035	351,290
305,834	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.41%	0.576	2/27/2035	276,819
99,146	First Alliance Mortgage Loan Trust 1999-1 (d)		7.180	6/20/2030	100,324
146,127	GE Capital Mortgage Services Inc 1999-HE1 Trust (b)		6.700	4/25/2029	153,348
61,338	Home Loan Mortgage Loan Trust 2005-1 (a)	1 Month LIBOR + 0.72%	0.882	4/15/2036	51,211
344,929	Mastr Asset Backed Securities Trust 2005-NC1 (a)	1 Month LIBOR + 0.75%	0.925	12/25/2034	337,288
76,701	Morgan Stanley Dean Witter Capital I Inc Trust 2001-AM1 (a)	1 Month LIBOR + 1.28%	1.450	2/25/2032	77,343
106,057	NovaStar Mortgage Funding Trust Series 2003-2 (a)	1 Month LIBOR + 4.73%	4.900	9/25/2033	107,964
54,432	Option One Mortgage Loan Trust 2002-3 (a)	1 Month LIBOR + 0.50%	0.675	8/25/2032	53,711
252,627	Renaissance Home Equity Loan Trust 2002-3 (a)	1 Month LIBOR + 2.55%	2.725	12/25/2032	252,454
61,300	Saxon Asset Securities Trust 2001-2 (d)		7.170	3/25/2029	66,679
297,674	Saxon Asset Securities Trust 2003-3 (d)		4.556	12/25/2033	304,205
78,049	Saxon Asset Securities Trust 2003-3 (a)	1 Month LIBOR + 2.40%	2.575	12/25/2033	76,614
635,819	Security National Mortgage Loan Trust 2005-2 (b,c)		6.213	2/25/2036	665,916
1,428,974	Security National Mortgage Loan Trust 2006-3 (b,c)		5.830	1/25/2037	1,432,658
213,328	Southern Pacific Secured Asset Corp.		7.320	5/25/2027	217,491
94,077	Structured Asset Securities Corp Pass-Through Certificates Series 2002-AL1		3.450	2/25/2032	91,803
					8,892,597
	MANUFACTURED HOUSING - 0.7%
1,000,000	Cascade MH Asset Trust 2019-MH1 (b,c)		5.985	11/1/2044	953,871

	NON AGENCY CMBS - 12.1%
723,000	Arbor Multifamily Mortgage Securities Trust 2020-MF1 (c)		1.750	5/15/2053	569,001
1,000,000	Arbor Multifamily Mortgage Securities Trust 2020-MF1 (c)		1.750	5/15/2053	722,800
381,000	BAMLL Re-REMIC Trust 2016-FRR13 (b,c)		1.582	8/27/2045	370,744
83,400	Bayview Commercial Asset Trust 2005-2 (a,c)	1 Month LIBOR + 1.15%	1.325	8/25/2035	60,605
680,640	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.34%	0.515	7/25/2037	586,767
1,658,138	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.50%	0.675	7/25/2037	1,399,711
330,000	BMD2 Re-Remic Trust 2019-FRR1 (b,c)		3.499	5/25/2052	304,058
50,000	Citigroup Commercial Mortgage Trust 2013-GC11 (b)		3.732	4/10/2046	51,784
185,000	COMM 2013-GAM (c)		3.367	2/10/2028	176,179
130,000	COMM 2014-UBS5 Mortgage Trust (b)		4.514	9/10/2047	128,341
1,000,000	CSAIL 2017-CX10 Commercial Mortgage Trust (c)		3.945	11/15/2037	951,621
120,000	CSMC 2014-USA OA LLC (c)		4.373	9/15/2037	90,593
400,000	CSMC 2014-USA OA LLC (c)		4.373	9/15/2037	261,063
100,000	CSMC 2018-SITE (c)		4.535	4/15/2036	96,702
40,030	GE Business Loan Trust 2007-1 (a,c)	1 Month LIBOR + 0.17%	0.332	4/15/2035	40,030
500,000	Harvest Commercial Capital Loan Trust 2019-1 (b,c)		5.730	11/25/2031	333,954
1,330,686	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 (c)		5.337	5/15/2047	1,051,242
128,833	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7 (a,c)	1 Month LIBOR + 3.75%	3.912	5/15/2028	128,359
523,064	JP Morgan Commercial Mortgage-Backed Securities Trust 2011-RR1 (b,c)		4.717	3/16/2046	523,166
53,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 (b)		3.708	5/15/2046	54,238
54,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 (c)		3.071	2/15/2048	45,052
100,000	Morgan Stanley Capital I Trust 2015-MS1 (b,c)		4.166	5/15/2048	83,076
49,424	Multi Security Asset Trust LP Commercial Mortgage-Backed Securities Pass-Through (b,c)		4.780	11/28/2035	14,367
2,000,000	New Orleans Hotel Trust 2019-HNLA (a,c)	1 Month LIBOR + 0.99%	1.151	4/15/2032	1,911,776
1,500,000	Ready Capital Mortgage Trust 2019-5 (b,c)		5.479	2/25/2052	1,367,826
500,000	ReadyCap Commercial Mortgage Trust 2019-6 (b,c)		4.931	10/25/2052	436,494
710,000	SFAVE Commercial Mortgage Securities Trust 2015-5AVE (b,c)		4.534	1/5/2043	486,599
445,000	UBS-Barclays Commercial Mortgage Trust 2012-C2 (b,c)		5.046	5/10/2063	207,966
2,144,000	Velocity Commercial Capital Loan Trust 2016-2 (b,c)		8.410	10/25/2046	2,190,157
2,661,745	Waterfall Commercial Mortgage Trust 2015-SBC5 (b,c)		4.104	9/14/2022	2,623,377
265,000	WF-RBS Commercial Mortgage Trust 2011-C2 (b,c)		5.174	2/15/2044	265,708
100,000	WFRBS Commercial Mortgage Trust 2014-C24 (b)		4.204	11/15/2047	95,171
					17,628,527

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 73.0% (Continued)
	OTHER ABS - 4.7%
$89,134	BXG Receivables Note Trust 2012-A (c)		2.660	12/2/2027	$89,501
3,833,383	HANA SBA LOAN TRUST 2019-1 (a,c)	1 Month LIBOR + 2.00%	2.185	8/25/2045	3,695,794
667,000	Nationstar HECM Loan Trust 2018-2 (b,c)		3.817	7/25/2028	662,723
500,000	Nationstar HECM Loan Trust 2018-2 (b,c)		4.170	7/25/2028	501,812
500,000	Nationstar HECM Loan Trust 2018-3 (b,c)		4.353	11/25/2028	502,431
852,317	Rice Park Financing Trust 2016-A (c)		4.625	10/31/2041	843,273
474,285	TRIP Rail Master Funding LLC (c)		6.024	7/15/2041	487,116
					6,782,650
	RESIDENTIAL MORTGAGE - 1.5%
300,000	CFMT 2020-HB3 LLC (b,c)		6.2844	5/25/2030	303,150
11,993	Chase Funding Trust Series 2002-4 (a)	1 Month LIBOR + 0.74%	0.915	10/25/2032	11,826
2,734	Credit-Based Asset Servicing and Securitization LLC (d)		5.062	9/25/2032	2,976
80,861	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 (a)	1 Month LIBOR + 0.66%	0.835	12/25/2035	66,600
371,963	Interstar Millennium Series 2004-4E Trust (a)	3 Month Euro LIBOR + 0.40%	0.000	11/14/2036	414,504
100,000	Mastr Specialized Loan Trust (a,c)	1 Month LIBOR + 0.75%	0.925	11/25/2035	97,662
887,433	Pretium Mortgage Credit Partners I 2020-NPL1 LLC (c,d)		2.858	5/27/2059	883,634
370,000	RAMP Series 2006-EFC1 Trust (a)	1 Month LIBOR + 0.43%	0.605	2/25/2036	325,457
					2,105,809
	STUDENT LOANS - 1.4%
463,567	AccessLex Institute (a)	3 Month LIBOR + 0.40%	0.645	10/25/2035	341,161
364,894	AccessLex Institute (a)	3 Month LIBOR + 0.45%	0.700	8/25/2037	293,592
42,998	AccessLex Institute (a)	3 Month LIBOR + 0.70%	0.944	1/25/2043	35,481
144,047	Collegiate Funding Services Education Loan Trust 2005-A (a)	3 Month LIBOR + 0.30%	0.606	12/28/2037	122,331
295,000	EdLinc Student Loan Funding Trust 2012-1 (a,c)	1 Month LIBOR + 4.24%	4.415	11/26/2040	341,637
426,157	EdLinc Student Loan Funding Trust 2017-A (a,c)	PRIME Rate - 1.15%	3.600	12/1/2047	394,174
168,700	GCO Education Loan Funding Master Trust-II (a,c)	1 Month LIBOR + 0.65%	0.835	8/27/2046	138,769
43,344	PHEAA Student Loan Trust 2015-1 (a,c)	1 Month LIBOR + 0.60%	0.775	10/25/2041	42,603
335,804	SLM Student Loan Trust 2005-6 (a)	3 Month LIBOR + 0.29%	0.534	1/25/2044	263,098
65,000	SLM Student Loan Trust 2008-6 (a)	3 Month LIBOR + 1.85%	2.095	7/26/2083	52,853
40,000	SLM Student Loan Trust 2012-7 (a)	1 Month LIBOR + 1.80%	1.975	9/25/2043	37,819
					2,063,518
	WHOLE BUSINESS - 0.6%
221,837	Business Loan Express Business Loan Trust 2007-A (a,c)	1 Month LIBOR + 0.40%	0.558	10/20/2040	198,802
710,225	Newtek Small Business Loan Trust 2017-1 (a,c)	1 Month LIBOR + 2.00%	2.175	2/15/2043	695,290
					894,092

	TOTAL ASSET BACKED SECURITIES (Cost - $104,141,238)				105,965,900

	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
	AGENCY CMBS - 1.3%
395,197	FREMF 2015-KF12 Mortgage Trust (a,c)	1 Month LIBOR + 7.10%	7.2549	9/25/2022	392,731
216,055	FREMF 2016-KF15 Mortgage Trust (a,c)	1 Month LIBOR + 7.68%	7.8349	2/25/2023	225,896
300,000	FREMF 2017-K61 Mortgage Trust (b,c)		3.8103	12/25/2049	327,681
193,541	Government National Mortgage Association (b)		0.9101	4/16/2053	4,705
1,000,000	Multifamily Connecticut Avenue Securities Trust 2019-01 (a,c)	1 Month LIBOR + 3.25%	3.4251	10/15/2049	939,222
					1,890,235
	CMO - 0.4%
336,747	Fannie Mae REMIC Trust 2006-W3 (a)	1 Month LIBOR + 0.24%	0.4151	10/25/2046	330,995
36,377	Freddie Mac Structured Pass-Through Certificates (a)	12 Month TA + 1.20%	2.3707	10/25/2044	37,479
269,648	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3 (b,c)		3.0000	10/27/2042	268,439
					636,913

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,166,451)				2,527,148

	CORPORATE BONDS - 13.0%
	ASSET MANAGEMENT - 0.1%
70,000	Morgan Stanley & Co. LLC (a)	(5*(USISDA30-USISDA02))	1.1250	1/21/2026	63,700
65,000	Nomura America Finance LLC (a)	(4*(USISDA30-USISDA02))	0.9080	2/28/2034	52,449
					116,149
	BANKING - 1.3%
190,000	Bank of Nova Scotia (a)	(4*(USISDA30-USISDA02)-3)	0.0001	6/27/2033	133,000
142,000	BNP Paribas SA (a)	4*(CMS30-CMS5)	1.2600*	4/30/2033	115,020
228,000	Citigroup, Inc. (a)	(5*(USISDA30-USISDA02))	1.3500	7/30/2034	189,240
444,000	Credit Suisse AG (a)	(8*(USISDA30-USISDA02))	4.5100	2/27/2030	388,500
1,057,000	Lloyds Bank PLC (a)	(5*(USISDA30-USISDA02))	2.2950	9/26/2033	856,170
10,000	Natixis US Medium-Term Note Program LLC (a)	(8*(USISDA30-USISDA02))	4.8400	11/30/2030	8,400
204,000	Natixis US Medium-Term Note Program LLC (a)	(7.5*(USISDA30-USISDA05-25bps))	3.9225	7/31/2034	171,360
					1,861,690

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 13.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 10.2%
$150,000	Citigroup Global Markets Holdings, Inc. (b,e)		10.0000	3/31/2027	$154,125
160,000	Citigroup Global Markets Holdings, Inc. (a)	(50*(USISDA30-USISDA02))	10.0000	12/26/2028	156,400
225,000	Citigroup Global Markets Holdings, Inc.		8.0000	7/1/2032	219,937
30,000	Citigroup Global Markets Holdings, Inc. (b,e)		10.0000	1/31/2034	28,875
615,000	Citigroup Global Markets Holdings, Inc. (a)	(50*(USISDA30-USISDA02))	11.5000	11/21/2038	596,550
150,000	GS Finance Corp. (b)		8.0000	4/30/2028	147,375
387,000	GS Finance Corp. (a)	(20*(USISDA30-USISDA02))	5.1600	4/28/2032	385,065
204,000	Jefferies Group LLC (a)	(9*(USISDA10-USISDA02))	8.0000	8/31/2037	177,480
100,000	Jefferies Group LLC (b,e)		8.0000	9/30/2037	78,000
762,000	Jefferies Group LLC (a)	(7.5*(USISDA30-USISDA02))	6.0000	2/28/2038	533,400
73,000	JPMorgan Chase Financial Co. LLC (b)		3.8670	7/3/2031	72,818
115,000	Morgan Stanley (b,e)		8.0000	3/21/2027	122,475
299,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	3.5750	8/30/2028	258,635
661,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	3.5750	8/30/2028	571,765
1,015,000	Morgan Stanley (b,e)		3.8960	9/27/2028	893,200
398,000	Morgan Stanley (a)	(8*(USISDA30-USISDA05))	1.9450	10/15/2028	343,275
2,454,000	Morgan Stanley (a)	(10*(USISDA30-USISDA02))	0.7050	4/30/2030	2,134,980
1,378,000	Morgan Stanley (a)	(10*(USISDA30-USISDA02))	2.7200	5/29/2030	1,197,137
105,000	Morgan Stanley (b,e)		6.5400	6/30/2030	90,563
182,000	Morgan Stanley (a)	(8*(USISDA30-USISDA02))	1.8240	7/31/2030	151,287
290,000	Morgan Stanley (a)	(8.5*(USISDA30-USISDA02))	3.1620	8/19/2030	242,150
216,000	Morgan Stanley (a)	(8*(USISDA30-USISDA02))	1.8240	8/31/2030	179,280
285,000	Morgan Stanley (b,e)		2.2800	9/30/2030	245,100
151,000	Morgan Stanley (a)	(7*(USISDA30-USISDA02))	1.5960	10/30/2030	123,820
20,000	Morgan Stanley (b,e)		8.0000	3/31/2031	21,000
89,000	Morgan Stanley (b,e)		8.5000	5/31/2031	94,117
100,000	Morgan Stanley (b,e)		9.0000	6/30/2031	106,750
114,000	Morgan Stanley (b,e)		8.5000	7/29/2031	120,555
40,000	Morgan Stanley (b,e)		3.648	1/30/2034	30,650
290,000	Morgan Stanley (a)	(4*(USISDA30-USISDA02))	2.6160	2/28/2034	211,700
452,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.1400	6/30/2034	333,350
164,000	Morgan Stanley (b,e)		2.6160	7/31/2034	120,540
143,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	3.2700	9/30/2034	102,960
120,000	Morgan Stanley (b,e)		1.1400	9/30/2034	88,500
238,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.5700	10/8/2034	176,715
183,000	Morgan Stanley (b,e)		1.9770	10/31/2034	142,969
415,000	Morgan Stanley (a)	(7*(USISDA30-USISDA02))	1.8060	11/28/2034	321,106
414,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	2.4050	11/28/2034	305,325
508,000	Morgan Stanley (a)	(4.5*(USISDA30-USISDA02))	1.0260	12/31/2034	373,380
220,000	Morgan Stanley (a)	(8*(USISDA30-USISDA02))	1.8240	1/30/2035	171,600
675,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	3.5750	1/30/2035	496,969
778,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.1500	2/27/2035	573,775
287,000	Morgan Stanley (a)	(6*(USISDA30-USISDA02))	0.4230	3/31/2035	218,120
532,000	Morgan Stanley (a)	(9*(USISDA30-USISDA02))	9.0000	4/30/2035	565,915
73,000	Morgan Stanley (b,e)		9.0000	5/29/2035	77,563
68,000	Morgan Stanley (b,e)		9.0000	7/31/2035	72,250
109,000	Morgan Stanley (b,e)		9.0000	11/30/2035	116,221
134,000	Morgan Stanley (a)	(9*(USISDA30-USISDA02))	8.0000	12/23/2035	141,035
816,000	Morgan Stanley (a)	(10*(USISDA30-USISDA02))	2.2700	2/29/2036	680,340
					14,767,097
	SPECIALTY FINANCE - 1.4%
40,000	JPMorgan Chase Financial Co. LLC (b)		0.9000	11/28/2031	39,400
54,000	Morgan Stanley Finance LLC (a)	(10*(USISDA30-USISDA02))	9.0000	6/30/2036	45,967
115,000	Morgan Stanley Finance LLC (a)	(15*(USISDA30-USISDA02))	3.4050	7/29/2036	101,775
883,000	Morgan Stanley Finance LLC (a)	(20*(USISDA30-USISDA02))	9.0000	8/31/2036	825,605
228,000	Morgan Stanley (b,e)		4.5600	9/30/2036	213,180
721,000	Morgan Stanley Finance LLC (a)	(20*(USISDA30-USISDA02))	5.3200	11/29/2036	674,135
228,000	Morgan Stanley Finance LLC (a)	(20*(USISDA30-USISDA02))	9.0000	1/31/2037	213,180
					2,113,242

	TOTAL CORPORATE BONDS (Cost - $17,411,493)				18,858,178

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	NON U.S. GOVERNMENT & AGENCIES - 0.1%
	SOVEREIGN - 0.1%
$500,000	Argentine Republic Government International Bond		7.1250	6/28/2117	$218,125
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost -$287,500)

Shares
	SHORT TERM INVESTMENT - 10.8%
	MONEY MARKET FUND - 10.8%
15,674,552	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 0.06% ^				15,674,552
	TOTAL MONEY MARKET FUND (Cost -$15,674,552)

	TOTAL INVESTMENTS - 98.6% (Cost - $139,681,234)				$143,243,903

	OTHER ASSETS LESS LIABILITES - 1.4%				1,974,073

	NET ASSETS - 100.0%				$145,217,976

^	Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2020.

*	Interest paid on days were the Russell 2000 Index is greater than 75% than the closing value on 4/26/13.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2020.

(b)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at August 31, 2020.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2020, these securities amounted to $74,294,092 or 51.2% of net assets.

(d)	Step-Up Bond; the interest rate shown is the rate in effect as of August 31, 2020.

(e)	The interest adjusts if the long term interest rates are lower than short term interest rates as measured by an a pair of interest indexes or if the underlying equity index falls below the index reference level.

CMS5 - 5 Year Constant Maturity Swap Rate

CMS30 - 30 Year Constant Maturity Swap Rate

COF - Cost of Funds

LIBOR - London Interbank offered rate

PRIME rate - Prime Lending Rate

TA - Treasury Average Index

USISDA02 - 2 Year Swap

USISDA05 - 5 Year Swap

USISDA10 - 10 Year Swap

USISDA30 - 30 Year Swap

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2020

	OPEN CREDIT DEFAULT SWAP AGREEMENT - (0.0)%
				Notional Value		Amortized
			Fixed Deal	at August 31,		Upfront	Unrealized
Reference Entity	Counterparty	Termination Date	(Pay) Rate	2020	Fair Value	Payments Paid	Depreciation
Morgan Stanley, 3.75%, 02/25/2023	Goldman Sachs	6/20/2025	1.00%	$20,000,000	$(479,684)	$(377,657)	$(62,583)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FUNDS
August 31, 2020

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Debt securities may be valued at prices supplied by the Portfolios’ pricing services based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2020, for the Portfolio’s assets and liabilities measured at fair value:

James Alpha EHS Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,006,248	$—	$—	$1,006,248
Open Ended Funds	340,643	—	—	340,643
Short Term Investment	53,808	—	—	53,808
Total Assets	$1,400,699	$—	$—	$1,400,699
Asset Derivatives
Forward Currency Contracts	$—	$17	$—	$17
Total Assets Derivatives	$—	$17	$—	$17
Liability Derivatives
Forward Currency Contracts	$—	$(162)	$—	$(162)
Total Liability Derivatives	$—	$(162)	$—	$(162)

James Alpha Event Driven Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,575,099	$—	$—	$2,575,099
Open Ended Funds	2,200,986	—	—	2,200,986
Short Term Investment	418,743	—	—	418,743
Total Assets	$5,194,828	$—	$—	$5,194,828
Asset Derivatives
Total Return Swaps	$—	$96,020	$—	$96,020
Total Assets Derivatives	$—	$96,020	$—	$96,020
Liability Derivatives
Forward Currency Contracts	$—	$(3,570)	$—	$(3,570)
Total Liability Derivatives	$—	$(3,570)	$—	$(3,570)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
August 31, 2020

James Alpha Family Office Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,940,291	$—	$—	$5,940,291
Exchange Traded Note	49,585	—	—	49,585
Open Ended Funds	385,815	—	—	385,815
Short Term Investment	262,317	—	—	262,317
Total Assets	$6,638,008	$—	$—	$6,638,008

James Alpha Relative Value Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,326,620	$—	$—	$2,326,620
Open Ended Funds	2,847,640	—	—	2,847,640
Short Term Investment	179,235	—	—	179,235
Total Assets	$5,353,495	$—	$—	$5,353,495
Asset Derivatives
Forward Currency Contracts	$—	$162	$—	$162
Total Return Swaps	—	97,620	—	97,620
Total Assets Derivatives	$—	$97,782	$—	$97,782

James Alpha Total Hedge Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,435,639	$—	$—	$7,435,639
Exchange Traded Notes	1,263	—	—	1,263
Open Ended Funds	2,709,145	—	—	2,709,145
Short Term Investment	119,009	—	—	119,009
Total Assets	$10,265,056	$—	$—	$10,265,056
Asset Derivatives
Forward Currency Contracts	$—	$675	$—	$675
Total Return Swap	—	43,565	—	43,565
Total Assets Derivatives	$—	$44,240	$—	$44,240
Liability Derivatives
Forward Currency Contracts	$—	$(1,674)	$—	$(1,674)
Total Liability Derivatives	$—	$(1,674)	$—	$(1,674)

James Alpha Structured Credit Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$105,965,900	$—	$105,965,900
Collateralized Mortgage Obligations	—	2,527,148	—	2,527,148
Corporate Bonds	—	18,858,178	—	18,858,178
Non U.S. Government & Agencies	—	218,125	—	218,125
Short Term Investment	15,674,552	—	—	15,674,552
Total Assets	$15,674,552	$127,569,351	$—	$143,243,903
Liability Derivatives
Credit Default Swap	$—	$(62,583)	$—	$(62,583)
Total Asset Derivatives	$—	$(62,583)	$—	$(62,583)

There were no level 3 securities held during the period.

*	Refer to the Schedule of Investments for industry classification.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
August 31, 2020

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risk.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at August 31, 2020, were as follows:

		Gross	Gross	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
James Alpha EHS	1,356,417	84,230	(40,093)	44,137
James Alpha Event Driven	5,297,343	199,907	(209,972)	(10,065)
James Alpha Family Office	6,162,047	546,083	(70,122)	475,961
James Alpha Relative Value	5,306,768	307,396	(162,887)	144,509
James Alpha Total Hedge	10,033,853	2,068,025	(1,794,256)	273,769
James Alpha Structured Credit	139,681,234	5,090,555	(1,590,469)	3,500,086

Underlying Investment in Other Investment Companies - The James Alpha Relative Value Portfolio currently invests a portion of its assets in James Alpha Structured Credit Value Portfolio. The Fund may redeem its investment from James Alpha Structured Credit Value Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the James Alpha Structured Credit Value Portfolio. The financial statements of the James Alpha Structured Credit Value Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2020 the percentage of the Fund’s net assets invested in the James Alpha Structured Credit Value Portfolio was 45.54%.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of August 31, 2020, categorized by risk exposure:

Fund	Derivatives	Risk Type	Unrealized Appreciation/ (Depreciation)
James Alpha EHS	Forward Contracts	Foreign Exchange	(145)
James Alpha Event Driven	Forward Contracts	Foreign Exchange	(3,570)
	Open return Swaps	Credit	96,020
	Open return Swaps	Equity	—
James Alpha Relative Value	Forward Contracts	Foreign Exchange	162
	Open return Swaps	Credit	97,620
	Open return Swaps	Equity	—
James Alpha Total Hedge	Total Return Swaps	Equity	43,565
	Forward Contracts	Foreign Exchange	(999)
James Alpha Structured Credit	Credit Default Swap	Interest	(62,583)

The amounts of derivative instruments disclosed, on the Portfolio of Investments at August 31, 2020, is a reflection of the volume of derivative activity for each Fund. Affiliated Investments — Companies which are affiliates of the Portfolios at August 31, 2020, are noted in the Portfolio’s Schedule of Investments

							Change in
		Value at			Realized	Dividend	Unrealized	Value at
Portfolio	Affiliated Holding	11/30/19	Purchases	Sales	Gain/(Loss)	Income	Gain/(Loss)	8/31/20
James Alpha EHS	James Alpha Structured Credit Value Portfolio	$562,357	$—	$(250,361)	$3,635	$27,891	$4,522	$320,153
James Alpha Event Driven	James Alpha Structured Credit Value Portfolio	990,373	—	(400,000)	3,405	47,142	10,936	604,714
James Alpha Relative Value	James Alpha Structured Credit Value Portfolio	3,481,099	538,750	(1,521,540)	49,597	181,469	40,977	2,588,883
James Alpha Total Hedge	James Alpha Structured Credit Value Portfolio	2,871,268	—	(762,802)	37,665	155,317	55,024	2,201,155